UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2005

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 02/13/05
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 127
Form 13F Information Table Value Total: $ 448,339 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD                 COM              00762w107      536 11255.00 SH       SOLE                                   11255.00
AFLAC INC                      COM              001055102    13404 288759.14SH       SOLE                                  288759.14
AIRGAS INC                     COM              009363102      962 29250.00 SH       SOLE                                   29250.00
ALCON INC                      COM              H01301102     9259 71445.00 SH       SOLE                                   71445.00
ALLIANT TECHSYSTEMS INC        COM              018804104      850 11160.00 SH       SOLE                                   11160.00
AMCOL INTL CORP                COM              02341w103      542 26425.00 SH       SOLE                                   26425.00
AMERICAN EXPRESS               COM              025816109    11094 215602.80SH       SOLE                                  215602.80
AMERICAN HEALTHWAYS INC COM    COM              422245100      719 15900.00 SH       SOLE                                   15900.00
AMERICAN INTERNATIONAL GROUP I COM              026874107     4132 60565.00 SH       SOLE                                   60565.00
AMERUS GROUP CO                COM              03072m108      958 16905.00 SH       SOLE                                   16905.00
AMGEN                          COM              031162100    13844 175561.00SH       SOLE                                  175561.00
AMPHENOL CORP NEW-CL A         CL A             032095101     1398 31600.00 SH       SOLE                                   31600.00
APACHE CORP                    COM              037411105     8693 126881.07SH       SOLE                                  126881.07
ARCH COAL                      COM              039380100     1134 14265.00 SH       SOLE                                   14265.00
ARCHER DANIELS-MIDLAND         COM              039483102     7166 290605.00SH       SOLE                                  290605.00
AVIALL INC NEW                 COM              05366b102      463 16100.00 SH       SOLE                                   16100.00
AVID TECHNOLOGY                COM              05367p100      514  9400.00 SH       SOLE                                    9400.00
BAKER HUGHES INC               COM              057224107     1418 23333.00 SH       SOLE                                   23333.00
BJ SERVICES CO                 COM              055482103     1368 37330.00 SH       SOLE                                   37330.00
BLUEGREEN CORP                 COM              096231105      581 36775.00 SH       SOLE                                   36775.00
CACI INTERNATIONAL INC-CL A    CL A             127190304     1697 29590.00 SH       SOLE                                   29590.00
CANADIAN NATURAL RESOURCES LTD COM              136385101      707 14255.00 SH       SOLE                                   14255.00
CAREMARK RX INC                COM              141705103    14355 277179.00SH       SOLE                                  277179.00
CDW CORP                       COM              12512N105     7268 126232.72SH       SOLE                                  126232.72
CHARLES RIVER LABORATORIES INT COM              159864107      821 19395.00 SH       SOLE                                   19395.00
CHARTER MUNI MORTGAGE ACCEPTAN COM              160908109      468 22100.00 SH       SOLE                                   22100.00
CHEMED COPR                    COM              16359r103      652 13125.00 SH       SOLE                                   13125.00
CHEVRONTEXACO CORP             COM              166764100     1422 25053.76 SH       SOLE                                   25053.76
CHICAGO MERCANTILE EXCHANGE HO COM              167760107      926  2522.00 SH       SOLE                                    2522.00
CIMAREX ENERGY CO              COM              171798101      896 20850.00 SH       SOLE                                   20850.00
CISCO SYSTEMS INC              COM              17275R102     6664 389310.00SH       SOLE                                  389310.00
CITIGROUP INC                  COM              172967101     3947 81338.00 SH       SOLE                                   81338.00
CITRIX SYSTEMS INC             COM              177376100      917 31930.00 SH       SOLE                                   31930.00
CITY NATIONAL CORP             COM              178566105     8493 117247.74SH       SOLE                                  117247.74
COGNEX CORP                    COM              192422103      936 31120.00 SH       SOLE                                   31120.00
COGNIZANT TECH SOLUTIONS       COM              192446102     1478 29420.00 SH       SOLE                                   29420.00
COMCAST CORP NEW CL A          CL A             20030N101     8260 318673.66SH       SOLE                                  318673.66
COMCAST CORP SPECIAL           COM              20030n200     2498 97245.00 SH       SOLE                                   97245.00
COMMUNITY HEALTH SERVICES      COM              203668108      820 21390.00 SH       SOLE                                   21390.00
CONSTELLATION BRANDS INC CL A  CL A             21036P108     1122 42785.00 SH       SOLE                                   42785.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102     1014 11310.00 SH       SOLE                                   11310.00
CVS CORP                       COM              126650100    11502 435383.79SH       SOLE                                  435383.79
DAVITA INC                     COM              23918k108      909 17955.00 SH       SOLE                                   17955.00
DONALDSON CO INC               COM              257651109      793 24950.00 SH       SOLE                                   24950.00
EDO CORP                       COM              281347104      446 16500.00 SH       SOLE                                   16500.00
EURONET WORLDWIDE              COM              298736109      355 12775.00 SH       SOLE                                   12775.00
EXPRESS SCRIPTS INC            COM              302182100     1106 13208.00 SH       SOLE                                   13208.00
EXXON MOBIL CORP               COM              30231G102    10918 194376.48SH       SOLE                                  194376.48
FIDELITY BANKSHARES            COM              31604q107      573 17549.00 SH       SOLE                                   17549.00
FIRST CASH FINL SVCS INC       COM              31942D107      843 28925.00 SH       SOLE                                   28925.00
FIRST MARBLEHEAD CORP COM      COM              320771108     1023 31145.00 SH       SOLE                                   31145.00
FLORIDA ROCK INDS INC          COM              341140101     1159 23635.00 SH       SOLE                                   23635.00
FORTUNE BRANDS INC             COM              349631101     3153 40420.00 SH       SOLE                                   40420.00
GENERAL ELECTRIC CO            COM              369604103    11676 333150.82SH       SOLE                                  333150.82
GEVITY HR INC                  COM              374393106      904 35175.00 SH       SOLE                                   35175.00
GOLD STAR INTERNATIONAL INC    COM              380746107        0 100000.00SH       SOLE                                  100000.00
GUITAR CENTER INC              COM              402040109     1191 23835.00 SH       SOLE                                   23835.00
HCC INSURANCE HOLDINGS INC     COM              404132102     3722 125427.00SH       SOLE                                  125427.00
HENRY SCHEIN INC               COM              806407102      861 19730.00 SH       SOLE                                   19730.00
HOLLY CORP NEW $0.01 PAR       COM              435758305      715 12155.00 SH       SOLE                                   12155.00
HOSPIRA INC                    COM              441060100     1355 31685.00 SH       SOLE                                   31685.00
HYDRIL                         COM              448774109      641 10250.00 SH       SOLE                                   10250.00
IBM                            COM              459200101     6409 77971.97 SH       SOLE                                   77971.97
INTERNET ARCHITECT HLD DEPOSTR COM              46060a107      544 15475.00 SH       SOLE                                   15475.00
IRON MTN INC                   COM              462846106      407  9650.00 SH       SOLE                                    9650.00
ISHARES INC MSCI JAPAN INDEX F MSCI JAPAN       464286848      181 13400.00 SH       SOLE                                   13400.00
ITT INDUSTRIES INC             COM              450911102    13322 129566.90SH       SOLE                                  129566.90
JOHNSON & JOHNSON              COM              478160104     8717 145052.11SH       SOLE                                  145052.11
KERZNER INTERNATIONAL          COM              p6065y107      560  8150.00 SH       SOLE                                    8150.00
KINDER MORGAN INC              COM              49455p101    13569 147577.52SH       SOLE                                  147577.52
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    11963 160908.34SH       SOLE                                  160908.34
LAUREATE EDUCATION             COM              518613104    11198 213270.00SH       SOLE                                  213270.00
LUFKIN INDUSTRIES INC          COM              549764108      514 10325.00 SH       SOLE                                   10325.00
MICHAELS STORES INC            COM              594087108      891 25215.00 SH       SOLE                                   25215.00
MICROCHIP TECHNOLOGY INC       COM              595017104      836 26010.00 SH       SOLE                                   26010.00
MICROSOFT CORP                 COM              594918104     7870 300969.88SH       SOLE                                  300969.88
MOHAWK INDUSTRIES INC          COM              608190104     1202 13820.00 SH       SOLE                                   13820.00
NATURAL RESOURCE PRTNRS        COM              63900p103      432  8600.00 SH       SOLE                                    8600.00
NAUTILUS GROUP INC             COM              63910B102      683 36650.00 SH       SOLE                                   36650.00
NEWFIELD EXPLORATION CO.       COM              651290108     1313 26240.00 SH       SOLE                                   26240.00
NUCO2                          COM              629428103      929 33325.00 SH       SOLE                                   33325.00
OCCIDENTAL PETE CORP           COM              674599105     8245 103217.82SH       SOLE                                  103217.82
PARK ELECTROCHEMICAL CORP      COM              700416209      383 14757.00 SH       SOLE                                   14757.00
PATTERSON-UTI ENERGY           COM              703481101      905 27475.00 SH       SOLE                                   27475.00
PEABODY ENERGY CORP COM        COM              704549104     4479 54345.00 SH       SOLE                                   54345.00
PEGASYSTEMS INC                COM              705573103     1407 192600.00SH       SOLE                                  192600.00
PEPSICO INC                    COM              713448108    13582 229902.98SH       SOLE                                  229902.98
PHARMACEUTICAL HOLDRS TR DEPOS COM              71712A206     2120 30450.00 SH       SOLE                                   30450.00
PHELPS DODGE CORP              COM              717265102      853  5935.00 SH       SOLE                                    5935.00
PRAXAIR INC                    COM              74005P104    14685 277298.71SH       SOLE                                  277298.71
PROCTER & GAMBLE CO            COM              742718109      657 11361.19 SH       SOLE                                   11361.19
PULTE HOMES INC                COM              745867101      760 19315.00 SH       SOLE                                   19315.00
QUAKER CHEMICAL CORP           COM              747316107      349 18185.00 SH       SOLE                                   18185.00
QUEST SOFTWARE INC             COM              74834t103      321 22050.00 SH       SOLE                                   22050.00
RESPIRONICS INC                COM              761230101      858 23155.00 SH       SOLE                                   23155.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      537 14185.00 SH       SOLE                                   14185.00
ROCKWELL COLLINS INC           COM              774341101     1465 31540.00 SH       SOLE                                   31540.00
ROYAL DUTCH SHELL ADR CL A     CL A             780259206      295  4800.00 SH       SOLE                                    4800.00
SCHLUMBERGER LTD               COM              806857108     9001 92653.05 SH       SOLE                                   92653.05
SCHOOL SPECIALTY INC           COM              807863105      337  9275.00 SH       SOLE                                    9275.00
SCP POOL                       COM              784028102      888 23860.00 SH       SOLE                                   23860.00
SEAGATE TECH                   COM              g7945j104     1631 81615.00 SH       SOLE                                   81615.00
SECTOR SPDR TECH SELECT SHARES COM              81369Y803     1568 75050.00 SH       SOLE                                   75050.00
SIERRA HEALTH SVCS             COM              826322109     1418 17735.00 SH       SOLE                                   17735.00
SLM                            COM              78442p106    11887 215776.56SH       SOLE                                  215776.56
STAPLES INC                    COM              855030102    13196 581080.00SH       SOLE                                  581080.00
SUPERVALU INC                  COM              868536103     1286 39595.00 SH       SOLE                                   39595.00
SYSCO CORP                     COM              871829107      357 11525.00 SH       SOLE                                   11525.00
T ROWE PRICE GROUP INC         COM              74144t108    14254 197898.96SH       SOLE                                  197898.96
TEEKAY SHIPPING                COM              y8564w103      270  6785.00 SH       SOLE                                    6785.00
TESORO CORPORATION             COM              881609101      908 14755.00 SH       SOLE                                   14755.00
TEVA PHARM INDS LTD            COM              881624209    15947 370793.81SH       SOLE                                  370793.81
TEXAS INSTRUMENTS INC          COM              882508104     9186 286452.50SH       SOLE                                  286452.50
TRANSOCEAN INC.                COM              G90078109     1324 19010.00 SH       SOLE                                   19010.00
UCBH HOLDINGS INC              COM              90262T308     1012 56619.09 SH       SOLE                                   56619.09
USANA HEALTH SCIENCES          COM              90328m107      463 12075.00 SH       SOLE                                   12075.00
VALERO ENERGY CORP NEW         COM              91913Y100     3903 75655.00 SH       SOLE                                   75655.00
VCA ANTECH INC                 COM              918194101      842 29875.00 SH       SOLE                                   29875.00
WAL-MART                       COM              931142103     2091 44694.71 SH       SOLE                                   44694.71
WELLPOINT HEALTH NETWORKS INC  COM              94973v107    15603 195552.00SH       SOLE                                  195552.00
ASIA PACIFIC FUND              COM              044901106      232    14000 SH       SOLE                                      14000
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861     2984    36948 SH       SOLE                                      36948
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      761     7715 SH       SOLE                                       7715
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     3615    60828 SH       SOLE                                      60828
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106     1021    65763 SH       SOLE                                      65763
STREETTRACKS DJ LARGE GROWTH   DJ LRG CAP GRW   86330E109      280     5681 SH       SOLE                                       5681
STREETTRACKS DJ LARGE VALUE    DJ LRG CAP VAL   86330E208      334     4770 SH       SOLE                                       4770